Investments (Equity and Fixed Income Securities, Insurance Contracts and Cash Equivalents in Decommissioning Trust Funds) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Debt and Equity Securities, FV-NI [Line Items]
Fixed income securities Fair Value		$ 1,860
Amortized Cost, Total		3,632	$ 4,235
Total Unrealized Gains		2,506	3,815
Total Unrealized Losses	[1]	(181)	(100)
Allowance for Credit Losses, Total		0	0
Fair Value, Total		5,957	7,950
Virginia Electric and Power Company
Debt and Equity Securities, FV-NI [Line Items]
Fixed income securities Fair Value		1,052
Amortized Cost, Total		2,012	1,997
Total Unrealized Gains		1,307	1,753
Total Unrealized Losses	[1]	(117)	(16)
Allowance for Credit Losses, Total		0	0
Fair Value, Total		3,202	3,734
Corporate Debt Fixed Income Securities
Debt and Equity Securities, FV-NI [Line Items]
Fixed income securities Amortized Cost, Total	[2]	640	854
Fixed income securities Total Unrealized Gains	[2]	1	32
Fixed income securities Total Unrealized Losses	[2]	(65)	(5)
Fixed income securities Allowance for Credit Losses	[2]	0	0
Fixed income securities Fair Value	[2]	576	881
Corporate Debt Fixed Income Securities | Virginia Electric and Power Company
Debt and Equity Securities, FV-NI [Line Items]
Fixed income securities Amortized Cost, Total	[2]	406	517
Fixed income securities Total Unrealized Gains	[2]	1	17
Fixed income securities Total Unrealized Losses	[2]	(47)	(3)
Fixed income securities Allowance for Credit Losses	[2]	0	0
Fixed income securities Fair Value	[2]	360	531
Government Debt Fixed Income Securities
Debt and Equity Securities, FV-NI [Line Items]
Fixed income securities Amortized Cost, Total	[2]	1,252	1,382
Fixed income securities Total Unrealized Gains	[2]	4	43
Fixed income securities Total Unrealized Losses	[2]	(70)	(7)
Fixed income securities Allowance for Credit Losses	[2]	0	0
Fixed income securities Fair Value	[2]	1,186	1,418
Government Debt Fixed Income Securities | Virginia Electric and Power Company
Debt and Equity Securities, FV-NI [Line Items]
Fixed income securities Amortized Cost, Total	[2]	664	584
Fixed income securities Total Unrealized Gains	[2]	2	16
Fixed income securities Total Unrealized Losses	[2]	(35)	(2)
Fixed income securities Allowance for Credit Losses	[2]	0	0
Fixed income securities Fair Value	[2]	631	598
Insurance Contracts
Debt and Equity Securities, FV-NI [Line Items]
Fixed income securities Amortized Cost, Total	[2]	221	255
Fixed income securities Total Unrealized Gains	[2]	0	0
Fixed income securities Total Unrealized Losses	[2]	0	0
Fixed income securities Fair Value	[2]	221	255
U.S.
Debt and Equity Securities, FV-NI [Line Items]
Equity securities Amortized Cost	[3]	1,378	1,567
Equity securities Total Unrealized Gains	[3]	2,501	3,734
Equity securities Total Unrealized Losses	[3]	(46)	(13)
Equity securities Fair Value	[3]	3,833	5,288
U.S. | Virginia Electric and Power Company
Debt and Equity Securities, FV-NI [Line Items]
Equity securities Amortized Cost	[3]	858	841
Equity securities Total Unrealized Gains	[3]	1,304	1,720
Equity securities Total Unrealized Losses	[3]	(35)	(11)
Equity securities Fair Value	[3]	2,127	2,550
Common/collective trust funds | Fixed Income
Debt and Equity Securities, FV-NI [Line Items]
Fixed income securities Amortized Cost, Total	[2]	98	168
Fixed income securities Total Unrealized Gains	[2]	0	4
Fixed income securities Total Unrealized Losses	[2]	0	0
Fixed income securities Allowance for Credit Losses	[2]	0	0
Fixed income securities Fair Value	[2]	98	172
Common/collective trust funds | Fixed Income | Virginia Electric and Power Company
Debt and Equity Securities, FV-NI [Line Items]
Fixed income securities Amortized Cost, Total	[2]	61	53
Fixed income securities Total Unrealized Gains	[2]	0	0
Fixed income securities Total Unrealized Losses	[2]	0	0
Fixed income securities Allowance for Credit Losses	[2]	0	0
Fixed income securities Fair Value	[2]	61	53
Cash equivalents and other
Debt and Equity Securities, FV-NI [Line Items]
Cash equivalents and other, Amortized Cost	[4]	43	9
Cash equivalents and other, Total Unrealized Gains	[4]	0	2
Cash equivalents and other, Total Unrealized Losses	[4]	0	(75)
Cash equivalents and other, Allowance for Credit Losses	[4]	0	0
Cash equivalents and other, Fair Value	[4]	43	(64)
Cash equivalents and other | Virginia Electric and Power Company
Debt and Equity Securities, FV-NI [Line Items]
Cash equivalents and other, Amortized Cost	[4]	23	2
Cash equivalents and other, Total Unrealized Gains	[4]	0	0
Cash equivalents and other, Total Unrealized Losses	[4]	0	0
Cash equivalents and other, Allowance for Credit Losses	[4]	0	0
Cash equivalents and other, Fair Value	[4]	$ 23	$ 2

[1]	Dominion Energy's fair value of securities in an unrealized loss position was $1.6 billion and $883 million at December 31, 2022 and 2021, respectively. Virginia Power's fair value of securities in an unrealized loss position was $946 million and $425 million at December 31, 2022 and 2021, respectively.
[2]	Unrealized gains and losses on fixed income securities are included in AOCI and the nuclear decommissioning trust regulatory liability as discussed in Note 2. Changes in allowance for credit losses are included in other income.
[3]	Unrealized gains and losses on equity securities are included in other income and the nuclear decommissioning trust regulatory liability as discussed in Note 2.
[4]	Dominion Energy includes pending sales of securities of $42 million and pending purchases of securities of $35 million at December 31, 2022 and 2021, respectively. Virginia Power includes pending sales of securities of $24 million and $5 million at December 31, 2022 and 2021, respectively.